Related parties (Details) $ / shares in Units, shares in Millions						1 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($)	Jan. 30, 2021 EUR (€)	Jan. 30, 2021 USD ($) $ / shares	Mar. 13, 2020 EUR (€)	Mar. 13, 2020 USD ($)	Aug. 31, 2020 EUR (€)	Aug. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 $ / shares	Aug. 01, 2020 $ / shares
Disclosure of transactions between related parties [line items]
Payments to acquire or redeem entity's shares								€ 26,800,000		€ 77,600,000		€ 608,600,000
Non-Executive Director
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party								300,000		400,000
Travel expenses reimbursed to related party								€ 300,000		€ 400,000
Ordinary shares
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares			$ 25.29						$ 26.23		$ 24.50		$ 21.04	$ 25.50
Shares repurchased and canceled | shares								(1.2)	(1.2)	(3.6)	(3.6)
Payments to acquire or redeem entity's shares		€ 10.5	$ 12.8	€ 217,400,000	$ 250,900,000	€ 389,300,000	$ 460,600,000	€ 26,800,000	$ 30,500,000	€ 67,100,000	$ 75,800,000
Mariposa Capital and TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Advisory Services Agreement, annual fee | $	$ 4
Advisory Services Agreement, expiration notice term	90 days
Advisory Services Agreement, termination term	6 months
Mariposa Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party								1,900,000		800,000
Travel expenses reimbursed to related party								1,900,000		800,000
TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party								1,900,000		800,000
Travel expenses reimbursed to related party								€ 1,900,000		€ 800,000